Fair Value Measurements -Summary of change in the fair value of the derivative warrant liabilities (Detail) - dMY TECHNOLOGY GROUP, INC. III [Member] - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of derivative warrant liabilities	$ 7,510,000	$ 7,525,000	$ 5,715,000	$ 6,300,000
Level 3
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Derivative warrant liabilities at December 31, 2020		0	34,885,000
Issuance of Public and Private Warrants		27,360,000
Transfer to Level 1			(16,725,000)
Change in fair value of derivative warrant liabilities		7,525,000	(1,560,000)
Derivative warrant liabilities at June 30, 2021	$ 16,600,000	$ 34,885,000	$ 16,600,000	$ 34,885,000